Fair Value of Financial Instruments - Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 19, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 23,475	$ 59,344	$ 24,274		$ 20,479	$ 11,054
Time deposits with banks	3,675	4,410			5,880
Securities available for sale	66,285	65,944			75,469
Securities held to maturity					75,473
Securities		0		$ 69,700	75,469
Loans held for sale	551	790			2,012
Loans	371,538	326,266			108,666
Federal Home Loan Bank Stock	1,731	1,597			180
Accrued interest receivable	1,109	1,048			613
Financial liabilities:
Deposits	395,315	399,111			163,924
FHLB Advances	30,000	27,500
Other Borrowings	1,600	1,427			0
Subordinated Notes	11,000
Carrying Amount [Member] | Level 1 [Member]
Financial assets:
Cash and cash equivalents	23,475	59,344			20,479
Time deposits with banks	3,675	4,410			5,880
Carrying Amount [Member] | Level 2 [Member]
Financial assets:
Securities available for sale	66,285	65,944
Securities held to maturity					75,473
Carrying Amount [Member] | Level 3 [Member]
Financial assets:
Loans held for sale	551	790			2,012
Loans	371,538	326,266			108,666
Federal Home Loan Bank Stock	1,731	1,597			180
Accrued interest receivable	1,109	1,048			613
Financial liabilities:
Deposits	395,315	399,111			163,924
FHLB Advances	30,000	27,500
Other Borrowings	1,583	1,427
Subordinated Notes	11,000
Off-balance-sheet financial instruments	0	0			0
Fair Value [Member] | Level 1 [Member]
Financial assets:
Cash and cash equivalents	23,475	59,344			20,479
Time deposits with banks	3,675	4,410			5,880
Fair Value [Member] | Level 2 [Member]
Financial assets:
Securities available for sale	66,285	65,944
Securities					75,469
Fair Value [Member] | Level 3 [Member]
Financial assets:
Loans held for sale	562	806			2,028
Loans	376,699	330,801			113,807
Federal Home Loan Bank Stock	1,731	1,597			180
Accrued interest receivable	1,109	1,048			613
Financial liabilities:
Deposits	394,524	399,000			163,882
FHLB Advances	29,995	27,487
Other borrowings	1,583	1,427
Subordinated notes	10,860
Off-balance-sheet financial instruments	$ 0	$ 0			$ 0